Organization and Reorganization - Balance sheet of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 21,900	$ 3,026	¥ 69,895	$ 9,639	¥ 32,184	¥ 63,461
Other current assets	16,282		11,295
Total current assets	122,839	16,940	173,668
Non-current assets:
Long-term investments	5,478	755	5,383
Operating lease right-of-use assets	7,836	1,081	10,135
Other non-current assets	522	72	522
Total non-current assets	59,397	8,191	61,601
TOTAL ASSETS	182,236	25,131	235,269
Current liabilities:
Short term borrowings	8,150	1,124	3,169
Accounts payable	9,301	1,283	13,658
Advance from customers	7,845	1,082	3,695
Salary and welfare benefits payable	28,650	3,949	32,944
Other taxes payable	14,118	1,947	24,727
Short-term operating lease liabilities	4,565	630	5,200
Current portion of deferred revenue	1,212	167	1,345
Other current liabilities	20,924	2,887	23,821
Total current liabilities	94,765	13,069	108,559
Non-current liabilities:
Long-term borrowings			1,546
Long-term operating lease liabilities	7,870	1,085	7,494
Non-current portion of deferred revenue	72	10	18
Total non-current liabilities	21,412	2,953	33,926
TOTAL LIABILITIES	116,177	$ 16,022	142,485
Consolidated VIEs primary beneficiary
Current assets:
Cash and cash equivalents	4,324		6,172
Amount due from the subsidiaries of the Group	120,743		117,489
Other current assets	31,213		51,126
Total current assets	156,280		174,787
Non-current assets:
Long-term investments	5,478		5,383
Operating lease right-of-use assets	578		1,045
Total non-current assets	6,056		6,428
TOTAL ASSETS	162,336		181,215
Current liabilities:
Short term borrowings	6,950		1,169
Accounts payable	3,957		818
Advance from customers	3,382		2,986
Salary and welfare benefits payable	18,738		21,803
Other taxes payable	3,758		15,119
Short-term operating lease liabilities	628		652
Current portion of deferred revenue	1,212		1,345
Other current liabilities	3,660		2,508
Account due to subsidiaries of the Group	249,025		266,679
Total current liabilities	291,310		313,079
Non-current liabilities:
Long-term borrowings	0		1,546
Long-term operating lease liabilities	333		605
Non-current portion of deferred revenue	72		18
Total non-current liabilities	405		2,169
TOTAL LIABILITIES	¥ 291,715		¥ 315,248